Taxes Payable	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
TAXES PAYABLE

NOTE 7 – Taxes payable

At December 31, 2019 and 2018, taxes payable consisted of the following:

	As of December 31,
	2019	2018
Value-added Tax payable	$633,943	$480,079
Income tax payable	23,210	55,668
Other taxes payable	69,294	49,783
Total	$726,447	$585,530